Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,162,835.65
Total Fee Amount	3,751.19
Total Offset Amount	0.00
Net Fee	$ 3,751.19
Offering Table N/A
Offset Table N/A	N/A